Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Components of Lease Expenses, Supplemental Cash Flow Information, Weighted Average Remaining Terms, and Weighted Average Discount Rates
The components of lease expenses for the three months ended March 31, 2021 were as follows (in thousands):

Amount
Operating lease cost	$1,174
Variable lease cost	459
Total operating lease cost	$1,633
Finance lease cost:
Amortization of right-of-use assets	$42
Interest on finance lease liabilities	15
Total finance lease cost	$57
Supplemental cash flow information for the three months ended March 31, 2021 related to leases was as follows (in thousands):

Amount
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases included in operating activities	$(1,219)
Cash paid for finance leases included in financing activities	(82)
Right of use assets obtained in exchange for lease obligations:
Operating leases	2,876
Finance leases	—
Weighted average remaining terms were as follows (in years):

March 31, 2021
Weighted average remaining lease term
Operating leases	3.59
Finance leases	2.32
Weighted average discount rates were as follows:

March 31, 2021
Weighted average discount rate
Operating leases	2.79%
Finance leases	10.11%

Schedule of Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows (in thousands):

March 31, 2021
Operating leases:
Operating lease right-of-use assets	$12,835

Operating lease liabilities:
Operating lease liabilities, current	$4,312
Operating lease liabilities, non-current	9,662
Total operating lease liabilities	$13,974
Finance leases:
Property and equipment, gross	$926
Less: accumulated depreciation	(261)
Property and equipment, net	$665

Finance lease liabilities, current	$281
Finance lease liabilities, non-current	263
Total finance lease liabilities	$544

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities were as follows (in thousands):

	Operating Leases	Finance Leases
Year Ending December 31,
2021 (remaining nine months)	$3,297	$245
2022	4,998	240
2023	4,095	71
2024	1,699	28
2025	1,187	26
2026	602	—
Total lease payments	15,878	610
Less: imputed interest	(1,904)	(66)
Total leases liabilities	$13,974	$544

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities were as follows (in thousands):

	Operating Leases	Finance Leases
Year Ending December 31,
2021 (remaining nine months)	$3,297	$245
2022	4,998	240
2023	4,095	71
2024	1,699	28
2025	1,187	26
2026	602	—
Total lease payments	15,878	610
Less: imputed interest	(1,904)	(66)
Total leases liabilities	$13,974	$544

Schedule of Future Minimum Lease Payments Under All Noncancelable Capital and Operating Leases	As of December 31, 2020, future minimum lease payments under all noncancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):

	Capital Leases	Operating Leases
2021	$331	$5,834
2022	240	6,172
2023	70	4,544
2024	28	746
2025	25	—
Thereafter	—	—
Total minimum lease payments	694	$17,296
Less: amount representing interest	80
Capital lease obligations	$614

As of December 31, 2020, future minimum lease payments under all noncancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):

	Capital Leases	Operating Leases
2021	$331	$5,834
2022	240	6,172
2023	70	4,544
2024	28	746
2025	25	—
Thereafter	—	—
Total minimum lease payments	694	17,296
Less: amount representing interest	80
Capital lease obligations as of December 31, 2020	$614

Schedule of Future Minimum Lease Payments Under All Noncancelable Capital and Operating Leases	As of December 31, 2020, future minimum lease payments under all noncancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):

	Capital Leases	Operating Leases
2021	$331	$5,834
2022	240	6,172
2023	70	4,544
2024	28	746
2025	25	—
Thereafter	—	—
Total minimum lease payments	694	$17,296
Less: amount representing interest	80
Capital lease obligations	$614

As of December 31, 2020, future minimum lease payments under all noncancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):

	Capital Leases	Operating Leases
2021	$331	$5,834
2022	240	6,172
2023	70	4,544
2024	28	746
2025	25	—
Thereafter	—	—
Total minimum lease payments	694	17,296
Less: amount representing interest	80
Capital lease obligations as of December 31, 2020	$614